Segmented information - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) segment	Sep. 30, 2024 CAD ($)
Segmented information
Number of operating segments | segment	1
Right-of-assets	$ 1,165,181	$ 230,124
Property, plant and equipment	279,132	311,712
United states
Segmented information
Right-of-assets	0	49,563
Inventory	0	153,087
Property, plant and equipment	$ 0	$ 76,222